Major Events in the Period - Schedule of Expenses Incurred and Deducted from Issue Premium by Break Down (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended	24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Disclosure Of Major Events In Period [Abstract]
Registration, filling, listing fees	€ (290)
Underwriting	(9,634)
Legal fees and expenses	(1,225)
Accounting fees and expenses	(1,045)
Printing expenses	(160)
TOTAL	€ (12,354)	€ (1,200)	€ (12,300)